UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-8461

                             GRAND PRIX FUNDS, INC.
               (Exact name of registrant as specified in charter)

                            WILTON EXECUTIVE CAMPUS
                            15 RIVER ROAD, SUITE 220
                           WILTON, CONNECTICUT 06897
              (Address of principal executive offices) (Zip code)

                                 ROBERT ZUCCARO
                             TARGET INVESTORS, INC.
                            WILTON EXECUTIVE CAMPUS
                            15 RIVER ROAD, SUITE 220
                           WILTON, CONNECTICUT 06897
                    (Name and address of agent for service)

                                  203-761-9600
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2004

Date of reporting period:  APRIL 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                             (GRAND PRIX FUND LOGO)

                                 S  E  M  I  -
                                A  N  N  U  A  L
                                R  E  P  O  R  T

                                 APRIL 30, 2004

                                                                        May 2004

Dear Fellow Shareholder,

The 2000-2002 bear market took a heavy toll on all aggressive growth funds. These funds typically invest in the stocks of small companies with rapid rates of sales and earnings growth. In bull markets, aggressive growth funds tend to go up more than other types of funds. They also tend to decline more in bear markets.

While aggressive growth funds like Grand Prix can be more risky over the short term, this investment style has proven to be very rewarding over the long-term. For example, a $1,000 investment in the aggressive growth category in 1959 would have grown to $129,000 in 2003 before taxes according to Thomson Financial.

The economy has snapped back far more strongly than anticipated. We believe that the year 2004 will mark the fastest rate of growth for the economy in two decades. Some project that the economy will grow at a rate in excess of 5% this year.

We believe that the economy will set new records in 2004 by a number of measures. Existing home sales broke the 6 million annual rate for the first time eight months ago and have remained about this level. New housing starts went above the 2 million annual rate last month for the first time in 30 years.

We expect that airline travel will set a new record this year despite high jet fuel prices that are leading to higher air fares. We also expect that investment technology spending will rise to a new record and eclipse the levels witnessed during the go-go years of the 1990's. Perhaps most important is that we believe corporate profits will jump 30% and set a new record this year.

Thus far in 2004, the stock market has trended lower despite a plethora of good economic news. Concerns about the Iraqi war and fears over rising interest rates and higher inflation have put what may prove to be a temporary lid on the stock market.

Our view is that economic expansion will last for years, and that corporate profits will continue to set a slew of new records along the way. This is critical for the stock market because of the time tested link between profits growth and stock prices.

We believe that we are in the early stage of a major bull market that will push the market averages into record territory. It could be as soon as this year for the Dow Industrial Average and next year for the S&P 500 Index. We further believe that aggressive growth funds like Grand Prix Fund will prove to be among the best performing funds in the years ahead.

We thank you as shareholders for your patience through the difficult years of the bear market. As always, shareholders with questions can call me at 800-307-4880.

Sincerely,

/s/Robert Zuccaro

Robert Zuccaro, CFA
President

NOTE ON FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, performance of domestic and foreign markets, the impact of developing world events and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual trends, developments and events in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. Neither the Fund nor its management undertakes any obligation to update or revise forward-looking statements.

                                    CLASS A

                Grand Prix Fund -         Grand Prix Fund -
    Date       Class A Shares (NAV)     Class A Shares (Load)     S&P 500 Index
    ----       --------------------     ---------------------     -------------
  12/31/97           $10,000                   $9,479                $10,000
  10/31/98           $14,420                  $13,668                $11,463
  10/31/99           $33,384                  $31,644                $14,405
  10/31/00           $41,609                  $39,440                $15,282
  10/31/01           $14,686                  $13,921                $11,476
  10/31/02            $9,309                   $8,824                 $9,743
  10/31/03           $11,197                  $10,613                $11,769
   4/30/04            $8,413                   $7,974                $12,508

                      For the period ended April 30, 2004

                                        Six Months             Year
                                          Ended               Ended
                                         4/30/04             4/30/04
                                        ----------           -------
  Grand Prix Fund -
    Class A Shares (NAV)                 (24.87)%            (2.90)%
  Grand Prix Fund -
    Class A Shares (Load)                (28.82)%            (7.97)%
  S&P 500 Index                             6.27%             22.88%

                                           Five             Annualized
                                           Year               Since
                                        Annualized          Inception
                                        ----------          ---------
  Grand Prix Fund -
    Class A Shares (NAV)                 (20.03)%            (2.69)%
  Grand Prix Fund -
    Class A Shares (Load)                (20.89)%            (3.51)%
  S&P 500 Index                           (2.26)%              3.60%

                                    CLASS C

                 Grand Prix Fund -       Grand Prix Fund -
     Date       Class C Shares (NAV)    Class C Shares (Load)     S&P 500 Index
     ----       --------------------    --------------------      -------------
     8/5/99            $10,000                 $9,899                $10,000
   10/31/99            $13,708                $13,569                $10,405
    4/30/00            $25,557                $25,298                $11,154
   10/31/00            $16,987                $16,815                $11,039
    4/30/01             $8,874                 $8,785                 $9,707
   10/31/01             $5,951                 $5,890                 $8,290
    4/30/02             $5,017                 $4,966                 $8,481
   10/31/02             $3,744                 $3,706                 $7,037
    4/30/03             $3,479                 $3,444                 $7,353
   10/31/03             $4,472                 $4,426                 $8,501
    4/30/04             $3,346                 $3,312                 $9,035

                      For the period ended April 30, 2004

                                   Six Months        Year        Annualized
                                     Ended          Ended           Year
                                    4/30/04        4/30/04       Inception
                                   ----------      -------       ---------
  Grand Prix Fund -
    Class C Shares (NAV)            (25.06)%       (3.67)%        (20.61)%
  Grand Prix Fund -
    Class C Shares (Load)           (25.79)%       (4.62)%        (20.78)%
  S&P 500 Index                        6.27%        22.88%         (2.12)%

These charts assume an initial gross investment of $10,000 made on 12/31/97 and 8/05/99 (since inception) for the Class A Shares and Class C Shares, respectively, and the Standard &Poor's 500 Index (S&P 500) on each date. The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

GRAND PRIX FUND
STATEMENT OF ASSETS AND LIABILITIES - APRIL 30, 2004 (UNAUDITED)

ASSETS:
   Investments, at value (cost $33,332,862)                       $ 31,644,979
   Receivable for investments sold                                   8,128,400
   Receivable for capital shares sold                                   73,053
   Dividends receivable                                                     40
   Other assets                                                         17,887
                                                                  ------------
   Total Assets                                                     39,864,359
                                                                  ------------

LIABILITIES:
   Payable for investments purchased                                 3,826,361
   Payable for capital shares redeemed                                 103,101
   Payable to Advisor                                                   31,568
   Loan payable                                                      4,100,000
   Accrued expenses and other liabilities                              133,071
                                                                  ------------
   Total Liabilities                                                 8,194,101
                                                                  ------------
NET ASSETS                                                        $ 31,670,258
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
   Capital stock                                                  $302,785,261
   Accumulated net realized loss on investments sold              (269,427,120)
   Net unrealized depreciation on investments                       (1,687,883)
                                                                  ------------
   Total Net Assets                                               $ 31,670,258
                                                                  ------------
                                                                  ------------

CLASS A SHARES:
   Net assets                                                     $ 25,687,176
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)              3,648,900
   Net asset value and redemption price per share                 $       7.04
                                                                  ------------
                                                                  ------------
   Maximum offering price per share (100/94.75 of $7.04)          $       7.43
                                                                  ------------
                                                                  ------------

CLASS C SHARES:
   Net assets                                                     $  5,983,082
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)                877,864
   Net asset value and redemption price per share                 $       6.82
                                                                  ------------
                                                                  ------------
   Maximum offering price per share (100/99 of $6.82)             $       6.89
                                                                  ------------
                                                                  ------------

                     See notes to the financial statements.

GRAND PRIX FUND
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
   Interest income                                                $        513
   Dividend income (net of foreign withholding taxes of $2,507)        104,800
                                                                  ------------
   Total investment income                                             105,313
                                                                  ------------

EXPENSES:
   Investment advisory fee                                             210,414
   Administration fee                                                   23,974
   Shareholder servicing and accounting costs                          115,731
   Custody fees                                                         14,614
   Federal and state registration                                       15,852
   Professional fees                                                    28,849
   Reports to shareholders                                              18,318
   Directors' fees and expenses                                          2,388
   Distribution expense - Class A shares (Note 9)                       42,682
   Distribution expense - Class C shares (Note 9)                       39,687
   Insurance expense                                                     1,092
                                                                  ------------
   Total operating expenses before interest expense                    513,601
                                                                  ------------
   Interest expense                                                     75,691
                                                                  ------------
   Total expenses                                                      589,292
                                                                  ------------
   NET INVESTMENT LOSS                                                (483,979)
                                                                  ------------

REALIZED AND UNREALIZED LOSS
   Net realized loss on investment transactions                     (2,240,483)
   Change in unrealized appreciation/depreciation on investments    (7,952,510)
                                                                  ------------
   Net realized and unrealized loss on investments                 (10,192,993)
                                                                  ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(10,676,972)
                                                                  ------------
                                                                  ------------

                     See notes to the financial statements.

GRAND PRIX FUND
STATEMENT OF CASH FLOWS - SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:

Sales of capital shares                             $   4,633,005
Repurchases of capital shares                         (11,260,574)
Net change in receivables/payables related to
  capital share transactions                              226,217
                                                    -------------

Cash used by capital share transactions                (6,401,352)
Cash used for the repayment of borrowings              (4,100,000)
                                                    -------------
                                                                  $(10,501,352)
                                                                  ------------

CASH PROVIDED (USED) BY OPERATIONS:

Purchases of investments                             (213,074,084)
Proceeds from sales of investments                    224,075,982
                                                    -------------
                                                       11,001,898
                                                    -------------

Net investment loss                                      (483,979)
Net change in receivables/payables
  related to operations                                   (16,567)
                                                    -------------
                                                         (500,546)
                                                    -------------
                                                                    10,501,352
                                                                  ------------

Net increase in cash                                                         0
Cash, beginning of year                                                      0
                                                                  ------------
                                                                  $          0
                                                                  ------------
                                                                  ------------

Supplemental Information:
  Cash paid for interest                            $      75,764

                     See notes to the financial statements.

GRAND PRIX FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          Six Months Ended     Year Ended
                                                                           April 30, 2004   October 31, 2003
                                                                           --------------   ----------------
                                                                             (Unaudited)
OPERATIONS:
   Net investment loss                                                     $   (483,979)     $   (945,330)
   Net realized gain (loss) on investment transactions                       (2,240,483)        5,086,707
   Change in unrealized appreciation/depreciation on investments             (7,952,510)        2,446,571
                                                                           ------------      ------------
   Net increase (decrease) in net assets resulting from operations          (10,676,972)        6,587,948
                                                                           ------------      ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                  4,633,005        33,170,939
   Cost of shares redeemed                                                  (11,260,574)      (33,108,458)
   Shares issued in connection with the acquisition
     of the Hartford Mutual Investment Fund (Note 3)                                 --         4,004,982
                                                                           ------------      ------------
   Net increase (decrease) in net assets resulting
     from capital share transactions                                         (6,627,569)        4,067,463
                                                                           ------------      ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (17,304,541)       10,655,411

NET ASSETS:
   Beginning of period                                                       48,974,799        38,319,388
                                                                           ------------      ------------
   End of period                                                           $ 31,670,258      $ 48,974,799
                                                                           ------------      ------------
                                                                           ------------      ------------

                     See notes to the financial statements.

GRAND PRIX FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                    Class A Shares
                                      Six Months    Class A Shares  Class A Shares Class A Shares  Class A Shares Class A Shares
                                         Ended        Year Ended      Year Ended     Year Ended      Year Ended     Year Ended
                                    April 30, 2004  Oct. 31, 2003   Oct. 31, 2002   Oct. 31, 2001  Oct. 31, 2000   Oct. 31, 1999
                                    --------------  -------------   -------------   -------------  -------------   -------------
                                      (Unaudited)
Per Share Data:
Net asset value,
  beginning of period                  $  9.37         $  7.79         $ 12.29        $ 34.82         $ 28.21        $ 14.42
                                       -------         -------         -------        -------         -------        -------
Income from investment operations:
  Net investment loss                    (0.10)(2)(3)    (0.19)(2)(3)    (0.24)(1)(3)   (0.38)(2)(3)    (0.89)(2)(3)   (0.32)(2)(3)
                                              <F2><F3>        <F2><F3>        <F1><F3>       <F2><F3>        <F2><F3>      <F2><F3>
  Net realized and unrealized
   gains (losses) on investments         (2.23)           1.77           (4.26)        (22.15)           7.82          16.74
                                       -------         -------         -------        -------         -------        -------
  Total from investment operations       (2.33)           1.58           (4.50)        (22.53)           6.93          16.42
                                       -------         -------         -------        -------         -------        -------
Less distributions from
  net realized gains                        --              --              --             --           (0.32)         (2.63)
                                       -------         -------         -------        -------         -------        -------
Net asset value, end of period         $  7.04         $  9.37         $  7.79        $ 12.29         $ 34.82        $ 28.21
                                       -------         -------         -------        -------         -------        -------
                                       -------         -------         -------        -------         -------        -------
Total return (4)<F4>                    (24.87)%(9)      20.28%         (36.62)%       (64.70)%         24.64%        131.51%
                                                <F9>
Supplemental data and ratios:
  Net assets, end of period (000's)    $25,687         $40,186         $28,858        $58,727        $284,021        $92,500
  Ratio of operating expenses to
   average net assets                     2.30%(5)(10)    2.49%(7)        1.89%(7)       1.67%(7)        1.62%(5)(6)    1.72%(7)
                                              <F5><F10>        <F7>            <F7>           <F7>           <F5><F6>        <F7>
  Ratio of interest expense to
   average net assets                     0.36%(10)       0.26%           0.45%          0.51%           0.72%          0.04%
                                               <F10>
  Ratio of net investment loss to
   average net assets                    (1.80)%(5)(10)  (2.19)%(7)      (1.76)%(7)     (1.32)%(7)      (1.23)%(5)     (1.41)%(7)
                                               <F5><F10>        <F7>            <F7>           <F7>            <F5>           <F7>
  Portfolio turnover rate (8)<F8>       453.09%(9)      716.59%         342.46%        821.69%          834.9%         764.3%
                                               <F9>

   (1)<F1> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
   (2)<F2> Net investment loss per share represents net investment loss divided by the monthly average shares of common stock outstanding.
   (3)<F3> Net investment loss before interest expense for the periods ending April 30, 2004, October 31, 2003, October 31, 2002, October 31,
            2001, October 31, 2000 and October 31, 1999 was $(0.08), $(0.17),
            $(0.19), $(0.28), $(0.56) and $(0.31), respectively.
   (4)<F4>  The total return does not reflect the 5.25% front-end sales charge.
   (5)<F5> For the six months ended April 30, 2004 and the year ended October 31, 2000, the operating expense ratio excludes interest expense. The ratios including interest expense were 2.66% and 2.34%, respectively. The ratios of net investment loss to average net assets, including interest expense were (2.16)% and (1.95)%, respectively.
   (6)<F6>  Ratio includes Advisor expense waiver recovery of 0.09%.
   (7)<F7> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002, October 31, 2001 and October 31, 1999 would have been 3.15%, 2.78%, 2.27% and 2.28%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002, October 31, 2001 and October 31, 1999 would have been (2.85)%, (2.65)%, (1.92)% and (1.97)%, respectively.
   (8)<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
   (9)<F9>  Not annualized.
 (10)<F10>  Annualized.

                     See notes to the financial statements.

GRAND PRIX FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                                                                                                  Class C Shares
                                    Class C Shares                                                                    Aug. 5,
                                      Six Months    Class C Shares  Class C Shares Class C Shares  Class C Shares  1999 (1)<F11>
                                         Ended        Year Ended      Year Ended     Year Ended      Year Ended       through
                                    April 30, 2004  Oct. 31, 2003   Oct. 31, 2002   Oct. 31, 2001  Oct. 31, 2000    Oct. 31, 1999
                                    --------------  -------------   -------------   -------------  -------------   -------------
                                      (Unaudited)
Per Share Data:
Net asset value,
  beginning of period                  $  9.10         $  7.62         $ 12.11        $ 34.57         $ 28.17       $ 20.55
                                       -------         -------         -------        -------         -------       -------
Income from investment operations:
  Net investment loss(2)<F12>(3)<F13>    (0.12)          (0.24)          (0.30)         (0.52)          (1.10)        (0.13)
  Net realized and unrealized
   gains (losses) on investments         (2.16)           1.72           (4.19)        (21.94)           7.82          7.75
                                       -------         -------         -------        -------         -------       -------
  Total from investment operations       (2.28)           1.48           (4.49)        (22.46)           6.72          7.62
                                       -------         -------         -------        -------         -------       -------
Less distributions from
 net realized gains                         --              --              --             --           (0.32)           --
                                       -------         -------         -------        -------         -------       -------
Net asset value, end of period         $  6.82         $  9.10         $  7.62        $ 12.11         $ 34.57       $ 28.17
                                       -------         -------         -------        -------         -------       -------
                                       -------         -------         -------        -------         -------       -------
Total return (4)<F14>                   (25.06)%(5)      19.42%         (37.08)%       (64.97)%         23.92%        37.08%(5)
                                               <F15>                                                                       <F15>
Supplemental data and ratios:
  Net assets, end of period (000's)     $5,983          $8,789          $9,462        $22,726         $99,237        $9,730
  Ratio of operating expenses to
   average net assets                     3.05%(6)(7)     3.24%(9)        2.64%(9)       2.42%(9)        2.37%(7)(8)   2.47%(6)(9)
                                             <F16><F17>       <F19>           <F19>          <F19>          <F17><F18>  <F16><F19>
  Ratio of interest expense to
   average net assets                     0.36%(6)        0.26%           0.45%          0.51%           0.72%         0.19%(6)
                                              <F16>                                                                        <F16>
  Ratio of net investment loss to
   average net assets                    (2.55)%(6)(7)   (2.94)%(9)      (2.51)%(9)     (2.07)%(9)      (1.98)%(7)    (2.22)%(6)(9)
                                              <F16><F17>       <F19>           <F19>          <F19>           <F17>      <F16><F19>
  Portfolio turnover rate (10)<F20>     453.09%(5)      716.59%         342.46%        821.69%          834.9%        764.3%
                                              <F15>

  (1)<F11>  Commencement of operations.
  (2)<F12> Net investment loss per share represents net investment loss divided by the monthly average shares of common stock outstanding.
  (3)<F13> Net investment loss before interest expense for the periods ending April 30, 2004, October 31, 2003, October 31, 2002, October 31,
            2001, October 31, 2000 and October 31, 1999 was $(0.10), $(0.22),
            $(0.26), $(0.42), $(0.91) and $(0.12), respectively.
  (4)<F14>  The total return does not reflect the 1.00% front-end sales charge.
  (5)<F15>  Not annualized.
  (6)<F16>  Annualized.
  (7)<F17> For the six months ended April 30, 2004 and the year ended October 31, 2000, the operating expense ratio excludes interest expense. The ratios including interest expense were 3.41% and 3.09%, respectively. The ratios of net investment loss to average net assets, including interest expense were (2.91)% and (2.70)%, respectively.
  (8)<F18>  Ratio includes Advisor expense waiver recovery of 0.09%.
  (9)<F19> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002, October 31, 2001 and October 31, 1999 would have been 3.90%, 3.53%, 3.02% and 3.33%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002, October 31, 2001 and October 31, 1999 would have been (3.60)%, (3.40)%, (2.67)% and (3.08)%, respectively.
 (10)<F20> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

GRAND PRIX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED)

  Shares                                                               Value
  ------                                                               -----
            COMMON STOCKS - 99.8%

            BUSINESS SERVICES - 10.7%
  80,000    CAM Commerce Solutions, Inc. *<F21>                    $ 1,192,800
  80,000    Greg Manning Auctions, Inc. *<F21>                       1,092,000
  75,000    TRM Corporation *<F21>                                   1,110,000
                                                                   -----------
                                                                     3,394,800
                                                                   -----------

            COMPUTER SOFTWARE & SERVICES - 4.6%
  56,000    SI International Inc.*<F21>                              1,456,000
   5,757    SoftBrands, Inc.*<F21>                                       6,160
                                                                   -----------
                                                                     1,462,160
                                                                   -----------

            EDUCATION - 4.0%
  20,000    Career Education Corporation *<F21>                      1,280,000
                                                                   -----------

            ELECTRONICS - 3.6%
  40,000    Ceradyne, Inc. *<F21>                                    1,141,600
                                                                   -----------

            HEALTHCARE SERVICES & SUPPLIES - 20.8%
  38,000    Advanced Medical Optics, Inc. *<F21>                     1,198,520
  30,000    Amedisys, Inc. *<F21>                                      903,000
  50,000    Escalon Medical Corp. *<F21>                               821,950
  40,000    LCA-Vision Inc. *<F21>                                   1,007,600
  50,000    Laserscope *<F21>                                        1,485,500
 110,000    Medical Technology Systems, Inc. *<F21>                  1,171,500
                                                                   -----------
                                                                     6,588,070
                                                                   -----------

            INTERNET - 10.7%
  65,000    Aladdin Knowledge Systems *<F21> (1)<F23>                1,328,600
  40,000    Ask Jeeves, Inc.*<F21>                                   1,418,800
  20,000    InfoSpace, Inc. *<F21>                                     653,800
                                                                   -----------
                                                                     3,401,200
                                                                   -----------

            METALS - 4.9%
  60,000    Metals USA, Inc. *<F21>                                    759,060
  10,000    Titanium Metals Corporation *<F21>                         792,500
                                                                   -----------
                                                                     1,551,560
                                                                   -----------

            OIL & GAS - 13.4%
  80,000    Edge Petroleum Corporation *<F21>                        1,164,000
  50,000    Ultra Petroleum Corp. *<F21>(1)<F23>                     1,642,000
  70,000    Veritas DGC Inc. *<F21>                                  1,430,100
                                                                   -----------
                                                                     4,236,100
                                                                   -----------

            PHARMACEUTICALS - 12.0%
  75,000    Ligland Pharmaceuticals Incorporated - Class B *<F21>    1,605,750
  50,000    Nutraceutical International Corporation *<F21>           1,162,500
  22,000    Sepracor Inc.*<F21>                                      1,051,820
                                                                   -----------
                                                                     3,820,070
                                                                   -----------

            RETAIL - 4.7%
  52,000    MarineMax, Inc. *<F21>                                   1,482,520
                                                                   -----------

            SEMICONDUCTORS - 3.7%
  65,000    Pixelworks, Inc. *<F21>                                  1,162,200
                                                                   -----------

            TELECOMMUNICATIONS - 4.0%
  50,000    Millicom International Cellular S.A. *<F21>(1)<F23>      1,256,500
                                                                   -----------

            TEXTILES & APPAREL - 2.7%
  40,000    Lakeland Industries, Inc.*<F21>                            846,400
                                                                   -----------
            TOTAL COMMON STOCKS (Cost $33,311,063)                  31,623,180
                                                                   -----------

Principal
  Amount
---------
            SHORT-TERM INVESTMENTS - 0.1%

            VARIABLE RATE DEMAND NOTES#<F22> - 0.1%
 $21,799    U.S. Bank, N.A., 0.85%                                      21,799
                                                                   -----------
            TOTAL SHORT-TERM INVESTMENTS (Cost $21,799)                 21,799
                                                                   -----------
            TOTAL INVESTMENTS - (COST $33,332,862) - 99.9%          31,644,979
            Other Assets less Liabilities - 0.1%                        25,279
                                                                   -----------
            TOTAL NET ASSETS - 100.0%                              $31,670,258
                                                                   -----------
                                                                   -----------

  *<F21>   Non-income producing security.
  #<F22> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2004.
(1)<F23>   Foreign security.

                     See notes to the financial statements.

GRAND PRIX FUND
NOTES TO THE FINANCIAL STATEMENTS - APRIL 30, 2004 (UNAUDITED)

1. ORGANIZATION

   The Grand Prix Funds, Inc. (the "Corporation") was incorporated on October 30, 1997 as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is authorized to issue its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Corporation currently offers two series of shares: The Grand Prix Fund (the "Fund") and the Super Core Fund (collectively the "Funds"). The shares of common stock of the Funds are further divided into two classes:Class A and Class C. Each class of shares has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares. The primary investment objective of the Fund is capital appreciation. The Fund commenced investment operations on December 31, 1997. Effective December 1, 1998, the Fund changed from a no-load mutual fund to a load fund.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

   (a) Investment Valuation - Securities are stated at value. Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded, except those traded on the NASDAQ NMS and Small Cap Exchanges. Securities traded on the NASDAQ NMS and Small Cap exchanges will be valued at the NASDAQ official closing price. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Target Investors (the "Advisor") pursuant to guidelines established by the Board of Directors.

   (b) Organization Costs - Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and have been amortized over the period of benefit.

   (c) Federal Income and Excise Taxes - The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

   (d) Distribution to Shareholders - Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

   (e) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts are amortized using the effective interest method for tax and financial reporting purposes.

   (f) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

3. ACQUISITION INFORMATION

   On October 29, 2003, the Grand Prix Fund acquired, through a non-taxable exchange, substantially all of the net assets of the Hartford Mutual Investment Fund. The Grand Prix Fund issued 423,807 Class A shares (valued at $4,004,982) for the 184,486 shares of the Hartford Mutual Investment Fund outstanding at October 29, 2003. The net assets of the Hartford Mutual Investment Fund included net unrealized appreciation on investments of $273,917. The net assets of the Grand Prix Fund immediately before the acquisition were $46,183,033. The Fund's Statement of Operations for the year ended October 31, 2003 does not include preacquisition activity of the Hartford Mutual Investment Fund. Acquisition costs include legal expenses incurred by the Fund and certain other costs detailed in the Plan of Reorganization.

4. SHARES OF COMMON STOCK

   Transactions in shares of common stock were as follows:

   SIX MONTHS ENDING APRIL 30, 2004

                                               $                 Shares
                                               -                 ------
   CLASS A SHARES:
      Shares sold                          $3,742,845             414,972
      Shares redeemed                      (9,658,416)         (1,057,035)
                                          -----------          ----------
      Net decrease                        $(5,915,571)           (642,063)
                                          -----------
      SHARES OUTSTANDING:
      Beginning of period                                       4,290,963
                                                               ----------
      End of period                                             3,648,900
                                                               ----------
                                                               ----------

   CLASS C SHARES:
      Shares sold                         $   890,160              99,847
      Shares redeemed                      (1,602,158)           (187,686)
                                          -----------          ----------
      Net decrease                        $  (711,998)            (87,839)
                                          -----------
      SHARES OUTSTANDING:
      Beginning of period                                         965,703
                                                               ----------
      End of period                                               877,864
                                                               ----------
                                                               ----------
      TOTAL DECREASE                      $(6,627,569)
                                          -----------
                                          -----------

   YEAR ENDING OCTOBER 31, 2003
                                               $                 Shares
                                               -                 ------
   CLASS A SHARES:
      Shares sold                         $32,497,531           4,104,999
      Shares redeemed                     (30,522,229)         (3,941,808)
      Shares issued in
        connection with the
        acquisition of the
        Hartford Mutual
        Investment Fund                     4,004,982             423,807
                                          -----------          ----------
      Net increase                        $ 5,980,284             586,998
                                          -----------
      SHARES OUTSTANDING:
      Beginning of period                                       3,703,965
                                                               ----------
      End of period                                             4,290,963
                                                               ----------
                                                               ----------

   CLASS C SHARES:
      Shares sold                         $   673,408              83,122
      Shares redeemed                      (2,586,229)           (359,147)
                                          -----------          ----------
      Net decrease                        $(1,912,821)           (276,025)
                                          -----------
      SHARES OUTSTANDING:
      Beginning of period                                       1,241,728
                                                               ----------
      End of period                                               965,703
                                                               ----------
                                                               ----------
      TOTAL INCREASE                      $ 4,067,463
                                          -----------
                                          -----------

5. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the six months ended April 30, 2004 are summarized below. There were no purchases or sales of long-term U.S. government securities.

   Purchases                               $214,678,881
   Sales                                   $230,040,282

6. INFORMATION FOR FEDERAL INCOME TAX PURPOSES AS OF OCTOBER 31, 2003

   At October 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

   Cost of investments                                   $  51,256,381
                                                         -------------
                                                         -------------
   Gross unrealized appreciation                         $   6,627,251
   Gross unrealized depreciation                              (689,423)
                                                         -------------
   Net unrealized appreciation                           $   5,937,828
                                                         -------------
                                                         -------------
   Undistributed ordinary income                                    --
   Undistributed long-term
     capital gain                                                   --
                                                         -------------
   Total distributable earnings                          $          --
                                                         -------------
                                                         -------------
   Other accumulated losses                              $(266,859,839)
                                                         -------------
   Total accumulated losses                              $(260,922,011)
                                                         -------------
                                                         -------------

   The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

   The capital loss carryovers as of October 31, 2003 are as follows:

                                            Capital Loss
              Net Capital                    Carryover
          Loss Carryover*<F24>               Expiration
          --------------------               ----------
              $21,689,504                    10/31/2008
             $215,927,555                    10/31/2009
              $29,242,780                    10/31/2010

   *<F24> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

   At the time of the acquisition, the Hartford Mutual Investment Fund had capital loss carryovers of $15,540,361, which are included in the capital loss carryover numbers for the Fund. The use of the capital loss carryovers that are attributable to the Hartford Mutual Investment Fund may be limited by the Internal Revenue Code.

   The Fund made no distributions during the six months ended April 30, 2004 and the fiscal year ended October 31, 2003.

7. CREDIT FACILITY

   U.S. Bank, N.A. (the "Bank") has made available to the Fund a $15 million line of credit pursuant to a Loan and Security Agreement ("Agreement"), as amended, dated September 27, 1999 for the purpose of purchasing portfolio securities. For the six months ended April 30, 2004, the interest rate on the outstanding principal amount was the Bank's Prime Rate minus 1.50% (weighted average rate of 2.50% during the six months ended April 30, 2004). Advances are collateralized by a first lien against the Fund's assets. During the six months ended April 30, 2004, the Fund had an outstanding average daily balance of $5,970,604. The maximum amount outstanding during the six months ended April 30, 2004, was $11,400,000. Interest expense amounted to $75,691 for the six months ended April 30, 2004. At April 30, 2004, the Fund had a loan payable balance of $4,100,000.

8. INVESTMENT ADVISOR

   The Fund has an agreement with the Advisor, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Advisor is compensated at an annual rate of 1.00% of the average daily net assets of the Fund. For the period November 1, 2002 through February 28, 2003, the Advisor agreed to waive its investment advisory fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's Class A and Class C total operating expenses did not exceed 2.00% and 2.75%, respectively. Subsequent to February 28, 2003, the Advisor had voluntarily waived a portion of its advisory fee in order to decrease the net expenses of the Fund. The Advisor may recover from the Fund the expenses waived or reimbursed during the period where the Advisor was obligated to cap the Fund's expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such cap on expenses.

   Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                             AMOUNT OF
           YEAR OF EXPIRATION            POTENTIAL RECOVERY
           ------------------            ------------------
               10/31/2004                     $149,363
               10/31/2005                     $247,826
               10/31/2006                      $93,793

9. SERVICE AND DISTRIBUTION PLAN

   The Fund has adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the Fund's average daily net assets for the Class A shares and up to 1.00% for the Class C shares. The currently approved rate is 0.25% and 1.00% of average daily assets for the Class A and Class C shares, respectively. Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $42,682 for the Class A Shares and $39,687 for the Class C Shares pursuant to the Plans for the six months ended April 30, 2004.

GRAND PRIX FUNDS
P.O. BOX 701
MILWAUKEE, WI 53201

FUND INFORMATION              800 307-4880
ACCOUNT INFORMATION           800 432-4741

WWW.GRANDPRIXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Grand Prix Fund is distributed by T.O. Richardson Securities, Inc., a member of the NASD.

                             (SUPER CORE FUND LOGO)

                                     SEMI-
                                     ANNUAL
                                     REPORT

                                 APRIL 30, 2004

                                                                        May 2004

Dear Fellow Shareholder,

The 2000-2002 bear market took a heavy toll on growth funds like Super Core Fund. Unfortunately, Super Core Fund commenced operations in the midst of one of the worst bear markets in history. Super Core rebounded with a positive return of 22.4% for Class A shares based on NAV in the latest twelve months ending April 30, 2004 as shown on page 3.

For two years following the 2001 recession, nearly all economists were forecasting a tepid economic recovery. This often happens coming out of a recession because of dampened optimism on the future, not only on the economy but the stock market as well.

The economy has snapped back far more strongly than anticipated. We believe that the year 2004 will mark the fastest rate of growth for the economy in two decades. Some project that the economy will grow at a rate in excess of 5% this year.

We believe that the economy will set new records in 2004 by a number of measures. Existing home sales broke the 6 million annual rate for the first time eight months ago and have remained about this level. New housing starts went above the 2 million annual rate last month for the first time in 30 years.

We expect that airline travel will set a new record this year despite high jet fuel prices that are leading to higher air fares. We also expect that investment technology spending will rise to a new record and eclipse the levels witnessed during the go-go years of the 1990's. Perhaps most important is that we believe corporate profits will jump 30% and set a new record this year.

Thus far in 2004, the stock market has trended lower despite a plethora of good economic news. Concerns about the Iraqi war and fears over rising interest rates and higher inflation have put what may prove to be a temporary lid on the stock market.

Our view is that economic expansion will last for years, and that corporate profits will continue to set a slew of new records along the way. This is critical for the stock market because of the time tested link between profits growth and stock prices.

We believe that we are in the early stage of a major bull market that will push the market averages into record territory. It could be as soon as this year for the Dow Industrial Average and next year for the S&P 500 Index. We further believe that multicap funds like Super Core Fund will prove to be very rewarding in the years ahead.

Shareholders with questions may feel free to call me at (800) 307-4880. We thank you as shareholders for your confidence in Super Core Fund.

Sincerely,

/s/Robert Zuccaro

Robert Zuccaro, CFA
President

NOTE ON FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, performance of domestic and foreign markets, the impact of developing world events and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual trends, developments and events in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. Neither the Fund nor its management undertakes any obligation to update or revise forward-looking statements.

                                    CLASS A

                 Super Core Fund -        Super Core Fund -
     Date       Class A Shares (NAV)    Class A Shares (Load)     S&P 500 Index
     ----       --------------------    ---------------------     -------------
  12/29/2000           $10,000                 $9,479                $10,000
   4/30/2001            $7,930                 $7,517                 $9,499
  10/31/2001            $6,570                 $6,227                 $8,113
   4/30/2002            $7,130                 $6,758                 $8,300
  10/31/2002            $6,020                 $5,706                 $6,887
   4/30/2003            $6,110                 $5,791                 $7,195
  10/31/2003            $7,420                 $7,033                 $8,320
   4/30/2004            $7,480                 $7,090                 $8,842

                      For the period ended April 30, 2004

                                   Six Months        Year        Annualized
                                     Ended          Ended          Since
                                    4/30/04        4/30/04       Inception
                                   ----------      -------       ---------
   Super Core Fund -
     Class A Shares (NAV)             0.81%         22.42%        (8.34)%
   Super Core Fund -
     Class A Shares (Load)          (4.47)%         15.97%        (9.80)%
   S&P 500 Index                      6.27%         22.88%        (3.63)%

                                    CLASS C

                  Super Core Fund -        Super Core Fund -
     Date       Class C Shares (NAV)     Class C Shares (Load)    S&P 500 Index
     ----       --------------------     ---------------------    -------------
  12/29/2000           $10,000                   $9,901              $10,000
   4/30/2001            $7,910                   $7,832               $9,499
  10/31/2001            $6,540                   $6,475               $8,113
   4/30/2002            $7,070                   $7,000               $8,300
  10/31/2002            $5,960                   $5,901               $6,887
   4/30/2003            $6,030                   $5,970               $7,195
  10/31/2003            $7,290                   $7,218               $8,320
   4/30/2004            $7,330                   $7,257               $8,842

                      For the period ended April 30, 2004

                                   Six Months        Year        Annualized
                                     Ended          Ended          Since
                                    4/30/04        4/30/04       Inception
                                   ----------      -------       ---------
   Super Core Fund -
     Class C Shares (NAV)             0.55%         21.56%        (8.89)%
   Super Core Fund -
     Class C Shares (Load)          (0.41)%         20.36%        (9.17)%
   S&P 500 Index                      6.27%         22.88%        (3.63)%

These charts assume an initial gross investment of $10,000 made on December 29, 2000 (since inception) for the Class A and Class C Shares, respectively, and the Standard & Poor's 500 Index (S&P 500) on each date. The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

SUPER CORE FUND
STATEMENT OF ASSETS AND LIABILITIES - APRIL 30, 2004 (UNAUDITED)

ASSETS:
   Investments, at value (cost $12,215,108)                        $13,572,491
   Receivable from Advisor for expenses waived (Note 7)                    752
   Receivable for capital shares sold                                    2,476
   Dividends and interest receivable                                    11,193
   Other assets                                                         14,337
                                                                   -----------
   Total Assets                                                     13,601,249
                                                                   -----------

LIABILITIES:
   Payable for capital shares redeemed                                     910
   Loan payable                                                      1,780,000
   Accrued expenses and other liabilities                               56,512
                                                                   -----------
   Total Liabilities                                                 1,837,422
                                                                   -----------
NET ASSETS:                                                        $11,763,827
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
   Capital stock                                                   $16,590,427
   Accumulated net realized loss on investments sold                (6,183,983)
   Net unrealized appreciation on investments                        1,357,383
                                                                   -----------
   Total Net Assets                                                $11,763,827
                                                                   -----------
                                                                   -----------

CLASS A SHARES:
   Net assets                                                      $ 9,534,999
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)              1,274,392
   Net asset value and redemption price per share                  $      7.48
                                                                   -----------
                                                                   -----------
   Maximum offering price per share (100/94.75 of $7.48)           $      7.89
                                                                   -----------
                                                                   -----------

CLASS C SHARES:
   Net assets                                                      $ 2,228,828
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)                303,872
   Net asset value and redemption price per share                  $      7.33
                                                                   -----------
                                                                   -----------
   Maximum offering price per share (100/99 of $7.33)              $      7.40
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
   Interest income                                                   $     103
   Dividend income                                                      48,908
                                                                     ---------
   Total investment income                                              49,011
                                                                     ---------

EXPENSES:
   Investment advisory fee                                              52,613
   Administration fee                                                   17,240
   Shareholder servicing and accounting costs                           35,324
   Custody fees                                                          3,246
   Federal and state registration                                       11,880
   Professional fees                                                    24,920
   Reports to shareholders                                               4,706
   Directors' fees and expenses                                          2,288
   Distribution expense - Class A shares (Note 8)                       16,629
   Distribution expense - Class C shares (Note 8)                       10,946
   Insurance expense                                                       232
                                                                     ---------
   Total operating expenses before reimbursement
     from Advisor and interest expense                                 180,024
   Less:  Reimbursement from Advisor (Note 7)                          (43,844)
                                                                     ---------
   Total operating expenses before interest expense                    136,180
   Interest expense                                                     18,809
                                                                     ---------
   Total expenses                                                      154,989
                                                                     ---------
NET INVESTMENT LOSS                                                   (105,978)
                                                                     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investment transactions                        373,418
   Change in unrealized appreciation/depreciation on investments      (211,525)
                                                                     ---------
   Net realized and unrealized  gain on investments                    161,893
                                                                     ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  55,915
                                                                     ---------
                                                                     ---------

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENT OF CASH FLOWS - FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:

Sales of capital shares                             $ 2,835,696
Repurchases of capital shares                          (726,751)
Net change in receivables/payables related to
  capital share transactions                             (1,031)
                                                    -----------

Cash provided by capital share transactions           2,107,914
Cash provided by borrowings                             940,000
                                                    -----------
                                                                    $3,047,914
                                                                    ----------

CASH  PROVIDED (USED) BY OPERATIONS:

Purchases of investments                             (9,882,976)
Proceeds from sales of investments                    6,941,412
                                                    -----------
                                                     (2,941,564)
                                                    -----------

Net investment loss                                    (105,978)
Net change in receivables/payables
  related to operations                                    (372)
                                                    -----------
                                                       (106,350)
                                                    -----------
                                                                    (3,047,914)
                                                                    ----------

Net increase in cash                                                         0
Cash, beginning of year                                                      0
                                                                    ----------
Cash, end of year                                                   $        0
                                                                    ----------
                                                                    ----------

Supplemental Information:
  Cash paid for interest                               $17,234

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       Six Months Ended       Year Ended
                                                                        April 30, 2004     October 31, 2003
                                                                       ----------------    ----------------
                                                                         (Unaudited)
OPERATIONS:
   Net investment loss                                                    $  (105,978)        $  (198,615)
   Net realized gain (loss) on investment transactions                        373,418            (598,702)
   Change in unrealized appreciation/depreciation on investments             (211,525)          2,308,127
                                                                          -----------         -----------
   Net increase in net assets resulting from operations                        55,915           1,510,810
                                                                          -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                2,835,696           2,501,046
   Cost of shares redeemed                                                   (726,751)         (1,858,039)
                                                                          -----------         -----------
   Net increase in net assets resulting
     from capital share transactions                                        2,108,945             643,007
                                                                          -----------         -----------

TOTAL INCREASE IN NET ASSETS                                                2,164,860           2,153,817

NET ASSETS:
   Beginning of period                                                      9,598,967           7,445,150
                                                                          -----------         -----------
   End of period                                                          $11,763,827         $ 9,598,967
                                                                          -----------         -----------
                                                                          -----------         -----------

                     See notes to the financial statements.

SUPER CORE FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                                                                                              Class A Shares
                                               Class A Shares      Class A Shares      Class A Shares    December 29, 2000(1)<F25>
                                              Six Months Ended       Year Ended          Year Ended               through
                                               April 30, 2004     October 31 2003     October 31, 2002       October 31, 2001
                                               --------------     ---------------     ----------------       ----------------
                                                (Unaudited)
Per Share Data:
Net asset value, beginning of period               $ 7.42              $ 6.02               $ 6.57                $10.00
                                                   ------              ------               ------                ------
Income from investment operations:
  Net investment loss (4)<F28>                      (0.06)(2)<F26>      (0.17)(3)<F27>       (0.14)(2)<F26>        (0.08)(2)<F26>
  Net realized and unrealized
    gains (losses) on investments                    0.12                1.57                (0.41)                (3.35)
                                                   ------              ------               ------                ------
  Total from investment operations                   0.06                1.40                (0.55)                (3.43)
                                                   ------              ------               ------                ------
Net asset value, end of period                     $ 7.48              $ 7.42               $ 6.02                $ 6.57
                                                   ------              ------               ------                ------
                                                   ------              ------               ------                ------
Total return (5)<F29>                                0.81%(6)<F30>      23.26%               (8.37)%              (34.30)%(6)<F30>
Supplemental data and ratios:
  Net assets, end of period (000's)                $9,535              $8,010               $5,724                $8,393
  Ratio of operating expenses
    to average net assets (8)<F32>                   2.21%(7)<F31>       2.79%                1.65%                 1.50%(7)<F31>
  Ratio of interest expense
    to average net assets                            0.32%(7)<F31>       0.37%                0.57%                 0.39%(7)<F31>
  Ratio of net investment loss
    to average net assets (8)<F32>                  (1.37)%(7)<F31>     (2.23)%              (1.04)%               (0.87)%(7)<F31>
  Portfolio turnover rate (9)<F33>                  52.95%(6)<F30>     122.52%              123.83%               128.95%(6)<F30>

(1)<F25>   Commencement of operations.
(2)<F26> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F27> Net investment loss per share is calculated by dividing the net investment loss by the average shares outstanding throughout the period.
(4)<F28> Net investment loss before interest expense for the periods ending April 30, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 was $(0.05), $(0.14), $(0.09) and $(0.05), respectively.
(5)<F29>   The total return does not reflect the 5.25% front-end sales charge.
(6)<F30>   Not annualized.
(7)<F31>   Annualized.
(8)<F32> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended April 30, 2004, October 31, 2003, October 31, 2002 and October 31, 2001
           would have been 3.28%, 4.29%, 3.63% and 3.58%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended April 30, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 would have been (2.44)%, (3.73)%, (3.02)% and
           (2.95)%, respectively.
(9)<F33> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

SUPER CORE FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                                                                                              Class C Shares
                                               Class C Shares      Class C Shares      Class C Shares    December 29, 2000(1)<F34>
                                              Six Months Ended       Year Ended          Year Ended               through
                                               April 30, 2004     October 31 2003     October 31, 2002       October 31, 2001
                                               --------------     ---------------     ----------------       ----------------
                                                (Unaudited)
Per Share Data:
Net asset value, beginning of period               $ 7.29              $ 5.96              $ 6.54                 $10.00
                                                   ------              ------              ------                 ------
Income from investment operations:
  Net investment loss (4)<F37>                      (0.08)(2)<F35>      (0.20)(3)<F36>      (0.19)(2)<F35>         (0.12)(2)<F35>
  Net realized and unrealized
    gains (losses) on investments                    0.12                1.53               (0.39)                 (3.34)
                                                   ------              ------              ------                 ------
  Total from investment operations                   0.04                1.33               (0.58)                 (3.46)
                                                   ------              ------              ------                 ------
Net asset value, end of period                     $ 7.33              $ 7.29              $ 5.96                 $ 6.54
                                                   ------              ------              ------                 ------
                                                   ------              ------              ------                 ------
Total return (5)<F38>                                0.55%(6)<F39>      22.32%              (8.87)%               (34.60)%(6)<F39>
Supplemental data and ratios:
  Net assets, end of period (000's)                $2,229              $1,589              $1,721                 $2,721
  Ratio of operating expenses
    to average net assets (8)<F41>                   2.86%(7)<F40>       3.44%               2.30%                  2.15%(7)<F40>
  Ratio of interest expense
    to average net assets                            0.32%(7)<F40>       0.37%               0.57%                  0.39%(7)<F40>
  Ratio of net investment loss
    to average net assets (8)<F41>                  (2.02)%(7)<F40>     (2.88)%             (1.69)%                (1.53)%(7)<F40>
  Portfolio turnover rate (9)<F42>                  52.95%(6)<F39>     122.52%             123.83%                128.95%(6)<F39>

(1)<F34>   Commencement of operations.
(2)<F35> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F36> Net investment loss per share is calculated by dividing the net investment loss by the average shares outstanding throughout the period.
(4)<F37> Net investment loss before interest expense for the periods ending April 30, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 was $(0.07), $(0.18), $(0.14) and $(0.08), respectively.
(5)<F38>   The total return does not reflect the 1.00% front-end sales charge.
(6)<F39>   Not annualized.
(7)<F40>   Annualized.
(8)<F41> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended April 30, 2004, October 31, 2003, October 31, 2002 and October 31, 2001
           would have been 3.93%, 4.94%, 4.28% and 4.23%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended April 30, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 would have been (3.09)%, (4.38)%, (3.67)% and
           (3.60)%, respectively.
(9)<F42> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

SUPER CORE FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED)

  Shares                                                               Value
  ------                                                               -----
            COMMON STOCKS - 104.9%

            AEROSPACE & DEFENSE - 5.6%
  11,058    Alliant Techsystems Inc. *<F43>                        $   655,629
                                                                   -----------

            BANKING - 4.3%
   5,906    M&T Bank Corporation                                       502,010
                                                                   -----------

            BIOTECHNOLOGY - 16.9%
  11,332    Amgen Inc. *<F43>                                          637,652
  13,121    Cephalon, Inc. *<F43>                                      746,716
   9,982    Gilead Sciences, Inc. *<F43>                               607,205
                                                                   -----------
                                                                     1,991,573
                                                                   -----------

            BUILDING & HOUSING - 10.0%
  12,053    Lennar Corporation - Class A                               564,683
   1,356    NVR, Inc. *<F43>                                           611,556
                                                                   -----------
                                                                     1,176,239
                                                                   -----------

            COMPUTERS - 6.1%
  20,572    Dell Inc.*<F43>                                            714,054
                                                                   -----------

            DIVERSIFIED - 4.8%
  18,965    General Electric Company                                   568,002
                                                                   -----------

            ELECTRONICS - 5.5%
   8,570    Harman International Industries, Incorporated              650,035
                                                                   -----------

            FINANCIAL SERVICES - 4.9%
  12,003    Citigroup Inc.                                             577,224
                                                                   -----------

            MULTIMEDIA - 11.3%
  21,605    Comcast Corporation - Class A*<F43>                        650,310
     733    The Washington Post Company - Class B                      674,360
                                                                   -----------
                                                                     1,324,670
                                                                   -----------

            NETWORKING PRODUCTS - 5.2%
  29,110    Cisco Systems, Inc. *<F43>                                 607,526
                                                                   -----------

            OIL & GAS - 11.5%
  14,178    Exxon Mobil Corporation                                    603,274
  14,302    Newfield Exploration Company *<F43>                        753,429
                                                                   -----------
                                                                     1,356,703
                                                                   -----------

            PHARMACEUTICALS - 5.0%
  16,552    Pfizer Inc.                                                591,900
                                                                   -----------

            SAVINGS & LOANS - 4.3%
  20,416    New York Community Bancorp, Inc.                           511,829
                                                                   -----------

            SEMICONDUCTORS - 4.8%
  21,944    Intel Corporation                                          564,619
                                                                   -----------

            SOFTWARE - 4.7%
  21,211    Microsoft Corporation                                      550,850
                                                                   -----------
            TOTAL COMMON STOCKS (Cost $11,072,244)                  12,342,863
                                                                   -----------

            EXCHANGE TRADED FUNDS - 10.4%
  10,449    iShares Russell 2000 Growth Index Fund                     619,103
  17,347    NASDAQ - 100 Index Tracking Stock                          602,461
                                                                   -----------
            TOTAL EXCHANGE TRADED FUNDS (Cost $1,134,800)            1,221,564
                                                                   -----------

Principal
  Amount
---------
            SHORT-TERM INVESTMENTS - 0.1%

            VARIABLE RATE DEMAND NOTES#<F44> - 0.1%
  $8,064    U.S. Bank, N.A., 0.85%                                       8,064
                                                                   -----------
            TOTAL SHORT-TERM INVESTMENTS (Cost $8,064)                   8,064
                                                                   -----------
            TOTAL INVESTMENTS - (COST $12,215,108) - 115.4%         13,572,491
                                                                   -----------
            Liabilities, less Other Assets - (15.4)%                (1,808,664)
                                                                   -----------
            TOTAL NET ASSETS - 100.0%                              $11,763,827
                                                                   -----------
                                                                   -----------

*<F43>  Non-income producing security.
#<F44> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of April 30, 2004.

                     See notes to the financial statements.

SUPER CORE FUND
NOTES TO THE FINANCIAL STATEMENTS - APRIL 30, 2004 (UNAUDITED)

1. ORGANIZATION

   The Grand Prix Funds, Inc. (the "Corporation") was incorporated on October 30, 1997 as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is authorized to issue its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Corporation currently offers two series of shares: The Super Core Fund (the "Fund") and the Grand Prix Fund (collectively the "Funds"). The shares of common stock of the Fund are further divided into two classes:Class A and Class C. Each class of shares has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares. The primary investment objective of the Fund is capital appreciation. The Fund commenced investment operations on December 29, 2000.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

   (a) Investment Valuation - Securities are stated at value. Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded, except those traded on the NASDAQ NMS and Small Cap Exchanges. Securities traded on NASDAQ NMS and Small Cap exchanges will be valued at the NASDAQ official closing price. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Target Investors (the "Advisor") pursuant to guidelines established by the Board of Directors.

   (b) Federal Income and Excise Taxes - The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

   (c) Distribution to Shareholders - Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

   (d) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts are amortized using the effective interest method for tax and financial reporting purposes.

   (e) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

3. SHARES OF COMMON STOCK

   Transactions in shares of common stock were as follows:

   SIX MONTHS ENDED APRIL 30, 2004

                                               $                 Shares
                                               -                 ------
   CLASS A SHARES:
      Shares sold                          $2,017,911             265,746
      Shares redeemed                        (553,263)            (71,544)
                                           ----------           ---------
      Net increase                         $1,464,648             194,202
                                           ----------
      SHARES OUTSTANDING:
      Beginning of period                                       1,080,190
                                                                ---------
      End of period                                             1,274,392
                                                                ---------
                                                                ---------

   CLASS C SHARES:
      Shares sold                          $  817,785             108,920
      Shares redeemed                        (173,488)            (22,961)
                                           ----------           ---------
      Net increase                         $  644,297              85,959
                                           ----------
      SHARES OUTSTANDING:
      Beginning of period                                         217,913
                                                                ---------
      End of period                                               303,872
                                                                ---------
                                                                ---------
      TOTAL INCREASE                       $2,108,945
                                           ----------
                                           ----------

   YEAR ENDED OCTOBER 31, 2003
                                               $                 Shares
                                               -                 ------
   CLASS A SHARES:
      Shares sold                          $1,927,381             280,052
      Shares redeemed                        (930,643)           (150,353)
                                           ----------           ---------
      Net increase                         $  996,738             129,699
                                           ----------
      SHARES OUTSTANDING:
      Beginning of period                                         950,491
                                                                ---------
      End of period                                             1,080,190
                                                                ---------
                                                                ---------

   CLASS C SHARES:
      Shares sold                          $  573,665              86,324
      Shares redeemed                        (927,396)           (157,072)
                                           ----------           ---------
      Net decrease                         $ (353,731)            (70,748)
                                           ----------
      SHARES OUTSTANDING:
      Beginning of period                                         288,661
                                                                ---------
      End of period                                               217,913
                                                                ---------
                                                                ---------
      TOTAL INCREASE                       $  643,007
                                           ----------
                                           ----------

4. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the six months ended April 30, 2004 are summarized below. There were no purchases or sales of long-term U.S. government securities.

   Purchases                            $9,310,250
   Sales                                $6,941,412

5. INFORMATION FOR FEDERAL INCOME TAX PURPOSES

   At October 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

   Cost of investments                           $10,906,279
                                                 -----------
                                                 -----------
   Gross unrealized appreciation                   1,741,684
   Gross unrealized depreciation                  (1,604,592)
                                                 -----------
   Net unrealized appreciation                   $   137,092
                                                 -----------
                                                 -----------
   Undistributed ordinary income                          --
   Undistributed long-term gain                           --
                                                 -----------
   Total distributable earnings                  $        --
                                                 -----------
                                                 -----------
   Other accumulated losses                      $(5,125,585)
                                                 -----------
   Total accumulated losses                      $(4,988,493)
                                                 -----------
                                                 -----------

   The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

   The capital loss carryovers as of October 31, 2003 are as follows:

                                            Capital Loss
              Net Capital                    Carryover
          Loss Carryover*<F45>               Expiration
          --------------------               ----------
                 $365,737                    10/31/2009
               $2,678,942                    10/31/2010
               $2,080,906                    10/31/2011

   *<F45> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

   The Fund made no distributions during the six months ended April 30, 2004 and the fiscal year ended October 31, 2003.

6. CREDIT FACILITY

   U.S. Bank, N.A. (the "Bank") has made available to the Fund a $5 million line of credit pursuant to a Loan and Security Agreement ("Agreement") dated February 1, 2001 for the purpose of purchasing portfolio securities. For the six months ended April 30, 2004, the interest rate on the outstanding principal amount was the Bank's Prime Rate minus 1.50% (weighted average rate of 2.50% during the six months ended April 30, 2004). Advances are collateralized by a first lien against the Fund's assets. During the six months ended April 30, 2004, the Fund had an outstanding average daily balance of $1,481,868. The maximum amount outstanding during the six months ended April 30, 2004, was $3,250,000. Interest expense amounted to $18,809 for the six months ended April 30, 2004. At April 30, 2004, the Fund had a loan payable balance of $1,780,000.

7. INVESTMENT ADVISOR

   The Fund has an agreement with the Advisor, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Advisor is compensated at an annual rate of 0.90% of the average daily net assets of the Fund. The Advisor has voluntarily waived a portion of its advisory fee in order to decrease the net expenses of the Fund during the six months ended April 30, 2004. The Advisor may recover from the Fund the expenses waived or reimbursed during prior periods where the Advisor was contractually obligated to cap the Fund's expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such cap on expenses. For the six months ended April 30, 2004, the Advisor voluntarily waived investment advisory fees totaling $43,844 for the Fund.

   Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                                             AMOUNT OF
           YEAR OF EXPIRATION            POTENTIAL RECOVERY
           ------------------            ------------------
               10/31/2004                    $182,033
               10/31/2005                    $153,687
               10/31/2006                     $52,947

8. SERVICE AND DISTRIBUTION PLAN

   The Fund has adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.35% of the Fund's average daily net assets for the Class A shares and up to 1.00% for the Class C shares. The currently approved rate is 0.35% and 1.00% of average daily assets for the Class A and Class C shares, respectively. Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $16,629 for the Class A Shares and $10,946 for the Class C Shares pursuant to the Plans for the six months ended April 30, 2004.

GRAND PRIX FUNDS
P.O. BOX 701
MILWAUKEE, WI 53201

FUND INFORMATION              800 307-4880
ACCOUNT INFORMATION           800 432-4741

WWW.GRANDPRIXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Super Core Fund is distributed by T.O. Richardson Securities, Inc., a member of the NASD.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------

MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------

COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The Registrant does not currently have procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

    (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

    (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Grand Prix Funds, Inc.
                   ---------------------------------------------------

     By (Signature and Title) /s/ Robert Zuccaro
                              ----------------------------------------

                              Robert Zuccaro, President
                              ----------------------------------------

     Date:     6/29/04
          -----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert Zuccaro
                              ----------------------------------------

                              Robert Zuccaro, President
                              ----------------------------------------

     Date:     6/29/04
          -----------------

     By (Signature and Title) /s/ Mary Jane Boyle
                              ----------------------------------------

                              Mary Jane Boyle, Treasurer
                              ----------------------------------------

     Date:     6/29/04
          -----------------